Introduction, basis of presentation of the consolidated financial statements and other information - Events after the reporting period (Details) - MXN ($) $ in Billions	Apr. 08, 2019	Apr. 12, 2019
Issuance of debt securities | Unsecured note, TIIE28 plus 0.10%
Events after the reporting period
Debt securities issued	$ 2.3
Maturity period	1092 days
Borrowings, adjustment to interest rate basis	0.10%
Interest periodic payment period	28 days
Issuance of debt securities | Unsecured note, 8.95% interest
Events after the reporting period
Debt securities issued	$ 4.6
Maturity period	2548 days
Borrowings, interest rate	8.95%
Interest periodic payment period	182 days
Announced intention of parent to make public acquisition offer | Banco Santander, S.A. (Spain)
Events after the reporting period
Shares intended to be acquired (as a percent)		25.00%
Announced intention of parent to make public acquisition offer | Banco Santander, S.A. (Spain) | Series F shares
Events after the reporting period
Number of shares to be received by investors in offering		0.337
Announced intention of parent to make public acquisition offer | Banco Santander, S.A. (Spain) | ADS
Events after the reporting period
Number of shares to be received by investors in offering		1.685